Exhibit 1

DBWF 2018-GLKS Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2018-GLKS

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

7 December 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152

Re: DBWF 2018-GLKS Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2018-GLKS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 December 2018

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of two promissory notes issued by GLO Hotel Owner LLC, a Delaware limited liability company (the “Borrower”), which evidence a two-year componentized, interest-only floating rate mortgage loan, subject to five successive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first priority lien on the Borrower’s fee simple interest in the properties known as the JW Marriot Grande Lakes and Ritz-Carlton Grande Lakes, each a full-service, luxury hotel located in Orlando, Florida (each, a “Mortgaged Property” and collectively, the “Mortgaged Properties”) and
c.	The Mortgage Loan has a related interest-only floating rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of 15 December 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Pmt Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Pmt Date and

b.       Fully Extended Maturity

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.       Original Term and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

8.	Using the:

a.       Original Term Extended and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use the “1st Mortgage Original Balance” of the Mortgage Loan and each Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”) and
c.	Use the “Mezzanine A Original Balance” of the Mezzanine Loan and each Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan and each Mortgaged Property as of the Reference Date (the “Mezzanine A Current Balance”) and
ii.	The principal balance of the Mezzanine Loan and each Mortgaged Property as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine A Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine A Original Balance,
c.	1st Mortgage Current Balance,
d.	Mezzanine A Current Balance,
e.	1st Mortgage Balloon Balance and
f.	Mezzanine A Balloon Balance

of the Mortgage Loan, Mezzanine Loan and each Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Current Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

11.	Using the:
a.	LIBOR Rounding,
b.	1st Mortgage LIBOR Floor and
c.	Mezzanine A Floor

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 2.35000% that was provided by the Depositor, we recalculated the:

i.	Effective LIBOR 1st Mortgage and
ii.	Effective LIBOR Mezzanine

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Effective LIBOR 1st Mortgage,
b.	Effective LIBOR Mezzanine,
c.	1st Mortgage Margin and
d.	Mezzanine A Margin

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Coupon and
ii.	Mezzanine A Coupon

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine A Margin,
c.	1st Mortgage Coupon,
d.	Mezzanine A Coupon,
e.	1st Mortgage Original Balance and
f.	Mezzanine A Original Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Margin and
ii.	Total Debt Coupon

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

14.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine A Margin,
c.	Total Debt Margin and
d.	LIBOR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Cap Coupon,
ii.	Mezzanine A Cap Coupon and
iii.	Total Debt Cap Coupon

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

16.	Using the:
a.	Mezzanine A Original Balance,
b.	Mezzanine A Coupon,
c.	Mezzanine A Cap Coupon and
d.	Rate Type

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 16., we recalculated the:

i.       Mezzanine A Debt Service at LIBOR and

ii.	Mezzanine A Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Service at LIBOR” of the Mezzanine Loan as the product of:

a.	The “Mezzanine A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Coupon,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Service at Cap” of the Mezzanine Loan as the product of:

a.	The “Mezzanine A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Cap Coupon,” as shown on the Final Data File and
c.	365/360.

17.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Mezzanine A Debt Service at LIBOR and
d.	Mezzanine A Debt Service at Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt, Debt Service at LIBOR and
ii.	Total Debt, Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

18.	Using the:
a.	1st Mortgage Current Balance,
b.	Mezzanine A Current Balance,
c.	Total Debt Current Balance,
d.	1st Mortgage Balloon Balance,
e.	Total Debt Balloon Balance,
f.	Collateral Units,
g.	Aggregate “As-is” Appr. Value,
h.	UW NOI and
i.	UW NCF

of the Mortgage Loan, Mezzanine Loan, Mortgaged Properties, Total Debt Associated with the Mortgage Loan and Total Debt Associated with each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / Unit,
ii.	Mezzanine A Current Balance / Unit,
iii.	Total Debt Current Balance / Unit,
iv.	Appraised Value / Unit,
v.	1st Mortgage “As Is” Current LTV,
vi.	Total Debt “As Is” Current LTV,
vii.	1st Mortgage “As Is” Maturity LTV,
viii.	Total Debt “As Is” Maturity LTV,
ix.	1st Mortgage UW NOI Debt Yield,
x.	Total Debt UW NOI Debt Yield,
xi.	1st Mortgage UW NCF Debt Yield and
xii.	Total Debt UW NCF Debt Yield

of the Mortgage Loan, Mezzanine Loan, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round items v. through xii. to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

19.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Total Debt, Debt Service at LIBOR,
d.	Total Debt, Debt Service at Cap,
e.	UW NOI and
f.	UW NCF

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap,
iv.	1st Mortgage UW NCF DSCR at Cap,
v.	Total Debt UW NOI DSCR at LIBOR,
vi.	Total Debt UW NCF DSCR at LIBOR,
vii.	Total Debt UW NOI DSCR at Cap and
viii.	Total Debt UW NCF DSCR at Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round items i. through viii. above to two decimal places.

20.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	CREFC Fee and
d.	Operating Advisor Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the “1st Mortgage Current Balance” of the Mortgage Loan and each Mortgaged Property, all as shown on the Final Data File, we recalculated the “% of Pool Balance” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Amended and Restated Mortgage Promissory Notes	6 December 2018

Mezzanine Promissory Notes	6 December 2018

Mortgage Loan Agreement	6 December 2018

Mezzanine Loan Agreement	6 December 2018

Settlement Statement	6 December 2018

Non-Consolidation Opinion	6 December 2018

Guaranty Agreement	6 December 2018

Cash Management Agreement	6 December 2018

Interest Rate Cap Agreement Summary	6 December 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Mortgaged Property Source Documents

Source Document Title	Document Date

Appraisal Reports	19 November 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	16 November 2018

Phase I Environmental Reports	16 November 2018

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policy	Not Dated

Property Management Agreements	Various

Property Management Agreement Amendments	Various

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Document Date

Insurance Review Document	6 December 2018

Historical Capex Report	Not Dated

STR Reports	Various

PACE Report	5 November 2018

Purchase and Sales Agreement	7 September 2018

Purchase and Sales Agreement Amendments	Various

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Engineering Report
Collateral Units	Underwriter’s Summary Report
Primary Unit of Measure	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Aggregate “As-is” Appr. Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Engineering Firm	Engineering Report
Date of Engineering Report	Engineering Report
Located in Seismic Zone (Yes/No)	Engineering Report

Hotel Operating Information:

Characteristic	Source Document

Most Recent Available Room Nights	Underwriter’s Summary Report
Most Recent Occupied Room Nights	Underwriter’s Summary Report
Most Recent Occupancy	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
2nd Most Recent Available Room Nights	Underwriter’s Summary Report
2nd Most Recent Occupied Room Nights	Underwriter’s Summary Report
2nd Most Recent Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document

2nd Most Recent ADR	Underwriter’s Summary Report
2nd Most Recent RevPAR	Underwriter’s Summary Report
3rd Most Recent Available Room Nights	Underwriter’s Summary Report
3rd Most Recent Occupied Room Nights	Underwriter’s Summary Report
3rd Most Recent Occupancy	Underwriter’s Summary Report
3rd Most Recent ADR	Underwriter’s Summary Report
3rd Most Recent RevPAR	Underwriter’s Summary Report
UW Available Room Nights	Underwriter’s Summary Report
UW Occupied Room Nights	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent FF&E	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent Revenues	Underwriter’s Summary Report
2nd Most Recent Expenses	Underwriter’s Summary Report
2nd Most Recent NOI	Underwriter’s Summary Report
2nd Most Recent FF&E	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent Revenues	Underwriter’s Summary Report
3rd Most Recent Expenses	Underwriter’s Summary Report
3rd Most Recent NOI	Underwriter’s Summary Report
3rd Most Recent FF&E	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW FF&E	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement
Interest to Borrower RE Tax	Mortgage Loan Agreement
Interest to Borrower Insurance	Mortgage Loan Agreement
Interest to Borrower Replacement Reserves	Mortgage Loan Agreement
Interest to Borrower TI/LC	Mortgage Loan Agreement
Interest to Borrower Immediate Repairs	Mortgage Loan Agreement
Interest to Borrower Other Escrows	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Mortgage Loan Agreement
1st Mortgage Margin	Mortgage Loan Agreement
1st Mortgage LIBOR Floor	Mortgage Loan Agreement
Mezzanine A Original Balance	Mezzanine Loan Agreement
Mezzanine A Margin	Mezzanine Loan Agreement
Mezzanine A Floor	Mezzanine Loan Agreement
LIBOR Setting (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Reset Frequency (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap (see Note 3)	Interest Rate Cap Agreement Summary
LIBOR Cap Expiration (see Note 3)	Interest Rate Cap Agreement Summary
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreement Summary
Spread Step (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Note Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Payment Day (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Begin (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Loan Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Pmt Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
1st. IO Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Aggregate Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepay Description	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions)	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Penalty Period	Mortgage Loan Agreement
Open Period	Mortgage Loan Agreement
Prepay Penalty Start Date (see Note 4)	Mortgage Loan Agreement
Prepay Penalty End Date (see Note 5)	Mortgage Loan Agreement
Grace Days Default (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Days Late Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Default Rate (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Late Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold	Pro Forma Title Policy
Lockbox Type (see Note 6)	Mortgage Loan Agreement and Property Management Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/-$1 or less.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

3.	For the purpose of comparing the:
a.	LIBOR Setting,
b.	LIBOR Reset Frequency,
c.	LIBOR Rounding,
d.	LIBOR Cap,
e.	LIBOR Cap Expiration,
f.	LIBOR Cap Provider,
g.	Spread Step,
h.	Note Date,
i.	Payment Day,
j.	Interest Accrual Begin,
k.	Interest Accrual End,
l.	Rate Type,
m.	Loan Type,
n.	First Pmt Date,
o.	Maturity Date,
p.	1st. IO Date,
q.	Exit Fee,
r.	Extension Option,
s.	Fully Extended Maturity,
t.	Aggregate Extension Options,
u.	Grace Days Default,
v.	Grace Days Late Fee,
w.	Default Rate and
x.	Late Fee

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through x. above.

4.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document.

5.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require the Borrower to direct the applicable brand manager, pursuant to the management agreement to deliver directly to the lockbox account controlled by the lenders all income and proceeds to which the Borrower is entitled pursuant to the management agreement within one business day after the Borrower is entitled to distributions thereto from the brand manager pursuant to the management agreement.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lenders, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Properties per Loan
Date of Seismic Report
Seismic Firm
PML (%)
Date of Phase II Report
1st Amortization Date
Mezz Amort
Material Recognized Environmental Concern (Y/N)
Lockout Exp Date
Partial Release Description
Ground Lease
Fully Extended Ground Lease Exp.
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
CREFC Fee
Operating Advisor Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.